Loans and borrowings - Details of Individual Loans (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 27.7	€ 21.4
Total non-current loans and borrowings	1,847.6	1,742.9
Borrowings	1,875.3	1,764.3
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	10.8	23.4
Total non-current loans and borrowings	1,364.4	1,351.8
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	400.0	400.0
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	8.9	10.9
Less than one year | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	18.9	0.0
Less than one year | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(2.0)	(2.0)
Later than one year [member] | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	90.1	0.0
2 to 5 years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	(6.9)	(7.9)
More than five years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	€ 0.0	€ (1.0)